Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Investing activities – continuing operations	$ (114)	$ (1)
Operating activities	(52)	(268)
Total income taxes paid	(164)	(314)
Discontinued operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	$ 2	$ (45)